Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Expenses [Abstract]
Summary of Expenses by Nature
Total cost of revenue, sales and marketing expenses, general and administrative expenses and research and development expenses include expenses of the following nature:

	2025	2024	2023
(in $ millions)	$	$	$
Staff costs	1,046	1,029	1,113
Operation costs	1,403	1,175	1,048
Depreciation and amortization	177	147	145
Marketing expenses	305	260	227
Professional fees	62	58	67